Consolidated Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Current Assets
Cash and cash equivalents	$ 118,735	$ 65,777
Short-term investments	80,357	76,742
Trade and other receivables	1,485	1,178
Current portion of lease receivable	213	186
Inventories	9,768	8,430
Due from related parties	847	1,519
Income tax receivable	4,978	1,093
Prepaids and deposits	4,806	3,254
Current Assets, Total	221,189	158,179
Non-current Assets
Long-term prepaids and deposits	409	390
Long-term portion lease receivable	183	348
Reclamation deposits	8,513	9,230
Investment in associates	53,457	44,555
Other investments	15,733	8,750
Plant and equipment	75,729	66,722
Mineral rights and properties	277,429	224,586
TOTAL ASSETS	652,642	512,760
Current Liabilities
Accounts payable and accrued liabilities	30,298	23,129
Current portion of lease obligation	657	567
Deposits received	4,857	3,195
Income tax payable	1,363	937
Current Liabilities, Total	37,175	27,828
Non-current Liabilities
Long-term portion of lease obligation	1,084	1,502
Deferred income tax liabilities	40,792	35,758
Environmental rehabilitation	7,863	8,700
Total Liabilities	86,914	73,788
Equity
Share capital	250,199	243,926
Equity reserves	29,469	(21,142)
Retained earnings	187,906	145,898
Total equity attributable to the equity holders of the Company	467,574	368,682
Non-controlling interests	98,154	70,290
Total Equity	565,728	438,972
TOTAL LIABILITIES AND EQUITY	$ 652,642	$ 512,760